Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease Liabilities [Abstract]
Summary of Lease Liabilities

The transactions affecting the lease liabilities during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Balance at January 1	$33,452	$38,237
Additions	—	544
Interest expense	3,754	6,030
Payments	(4,321)	(9,167)
Derecognized - discontinued operations (note 6)	(7,549)	—
Lease modification and other remeasurements	(2,588)	(1,934)
Effect of foreign exchange differences	(277)	(258)
Balance at December 31	$22,471	$33,452
Less current portion of lease liabilities	(7,194)	(6,946)
Long-term portion of lease liabilities	$15,277	$26,506